Revenue - Revenues by Service Line (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenues	$ 1,900,503	$ 1,646,255	$ 7,211,859	$ 6,151,361	$ 5,445,990
Reportable Segments [Member] | Commercial | Collection
Revenue from External Customer [Line Items]
Revenues	602,279	499,676
Reportable Segments [Member] | Residential | Collection
Revenue from External Customer [Line Items]
Revenues	514,053	440,288
Reportable Segments [Member] | Industrial and construction roll off | Collection
Revenue from External Customer [Line Items]
Revenues	318,315	259,488
Reportable Segments [Member] | Collection
Revenue from External Customer [Line Items]
Revenues	1,434,647	1,199,452	5,251,027	4,441,426	3,971,678
Reportable Segments [Member] | Landfill
Revenue from External Customer [Line Items]
Revenues	343,433	299,765	1,328,942	1,233,499	1,146,732
Reportable Segments [Member] | Transfer
Revenue from External Customer [Line Items]
Revenues	273,521	217,957	1,026,050	859,113	777,754
Reportable Segments [Member] | Recycling
Revenue from External Customer [Line Items]
Revenues	31,301	63,094	204,876	205,076	86,389
Reportable Segments [Member] | E&P
Revenue from External Customer [Line Items]
Revenues	51,759	43,555	210,562	138,707	159,438
Reportable Segments [Member] | Intermodal and other
Revenue from External Customer [Line Items]
Revenues	38,212	45,693	188,471	152,194	118,396
Intercompany Revenue [Member]
Revenue from External Customer [Line Items]
Revenues	$ (272,370)	$ (223,261)	$ (998,069)	$ (878,654)	$ (814,397)